Eaton Vance

South Carolina Municipal Income Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.3%

Security	Principal Amount (000’s omitted)	Value
Education — 12.6%
Clemson University, 5.00%, 5/1/26	$2,000	$2,452,780
College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,809,295
Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	660,318
South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.15%, 10/1/39(1)	2,885	2,885,000
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,356,980
South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,321,300
South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/44	1,000	1,185,570
University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,805,520
University of South Carolina, Higher Education, 5.00%, 5/1/30	600	668,988

		$17,145,751

Electric Utilities — 2.8%
Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$285,560
Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,170,870
South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,360,200

		$3,816,630

Escrowed/Prerefunded — 15.2%
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,041,990
Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,125,970
Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,522,190
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,821,115
Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,090,862
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,772,475
South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	499,046
South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,813,990

		$20,687,638

General Obligations — 22.5%
Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,723,590
Aiken County Consolidated School District, 5.00%, 3/1/25	2,020	2,405,658
Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,410,880
Charleston County, 4.00%, 11/1/26	1,500	1,729,605
Charleston County, 4.00%, 11/1/31	1,500	1,794,720
Colleton County School District, 5.00%, 3/1/25	1,060	1,261,188
Hilton Head Island, 4.00%, 3/1/23	605	660,521
Hilton Head Island, 4.00%, 3/1/25	565	645,806
Horry County School District, 5.00%, 3/1/24	1,500	1,733,640

Security	Principal Amount (000’s omitted)	Value
Horry County School District, 5.00%, 3/1/25	$1,500	$1,778,820
Lancaster County School District, 4.00%, 3/1/30	1,500	1,734,555
Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,290,062
Oconee County School District, 5.00%, 3/1/20	1,000	1,009,450
Oconee County School District, 5.00%, 3/1/25	1,000	1,189,800
Richland County School District No. 2, 4.00%, 3/1/32	2,000	2,345,640
Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	610,270
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	206,911
Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	741,684
South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,182,575
Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,240,640

		$30,696,015

Hospital — 12.1%
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,725,045
Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,028,590
Greenville Health System, 5.00%, 5/1/31	1,500	1,691,400
Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,102,196
Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,262,261
Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	732,426
South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,834,225
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,798,800
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: U.S. Bank, N.A.), 1.15%, 5/1/48(1)	2,000	2,000,000
Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,309,040

		$16,483,983

Industrial Development Revenue — 1.3%
Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,785,631

		$1,785,631

Insured-Electric Utilities — 5.3%
Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,037,941
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,158,807
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,450,035
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,548,589
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,019,388

		$7,214,760

Insured-Escrowed/Prerefunded — 1.5%
Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	$2,025	$2,034,295

		$2,034,295

Insured-Lease Revenue/Certificates of Participation — 2.7%
St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,044,840
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,125,810
Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,477,478

		$3,648,128

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 1.1%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,523,703

		$1,523,703

Insured-Utilities — 3.3%
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,248,320
Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,672,980
Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	585,290

		$4,506,590

Lease Revenue/Certificates of Participation — 7.9%
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,267,832
Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	578,695
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,403,705
Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,272,880
Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,137,000
Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	1,000	1,134,920

		$10,795,032

Other Revenue — 1.6%
Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,184,240

		$2,184,240

Senior Living/Life Care — 1.3%
South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,150,020
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	712,058

		$1,862,078

Special Tax Revenue — 1.2%
Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$479,656
Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,154,740

		$1,634,396

Student Loan — 0.6%
South Carolina Education Assistance Authority, 5.10%, 10/1/29	$775	$775,279

		$775,279

Transportation — 2.3%
South Carolina Ports Authority, (AMT), 5.00%, 7/1/34	$1,355	$1,666,948
South Carolina Transportation Infrastructure Bank, 1.644%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,495	1,497,243

		$3,164,191

Water and Sewer — 6.0%
Beaufort-Jasper Water and Sewer Authority, 4.00%, 3/1/36	$1,000	$1,143,750
Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/29	1,550	1,924,185
Columbia, Waterworks and Sewer System Revenue, 4.00%, 2/1/34(4)	2,000	2,314,340
Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,214,000

Security	Principal Amount (000’s omitted)	Value
North Charleston Sewer District, 2.00%, 1/1/29	$500	$500,555
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/33	475	547,186
Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/35	250	286,323
Startex-Jackson-Wellford-Duncan Water District, 5.00%, 4/1/31	265	335,622

		$8,265,961

Total Tax-Exempt Municipal Securities — 101.3% (identified cost $131,196,718)		$138,224,301

Trust Units — 0.1%
Security	Notional Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.1%
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/1/41(5)	$334	$45,959
COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (non-taxable), 8/1/41(5)	1,015	50,754

Total Trust Units — 0.1% (identified cost $82,622)		$96,713

Total Investments — 101.4% (identified cost $131,279,340)		$138,321,014

Other Assets, Less Liabilities — (1.4)%		$(1,925,214)

Net Assets — 100.0%		$136,395,800

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2019, 13.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 5.3% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Floating rate security. The stated interest rate represents the rate in effect at November 30, 2019.

(4)	When-issued security.

(5)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guarantee Corp.

SPA	-	Standby Bond Purchase Agreement
LOC	-	Letter of Credit

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$138,224,301	$—	$138,224,301
Trust Units	—	96,713	—	96,713
Total Investments	$—	$138,321,014	$—	$138,321,014

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.